Trade Receivables, Net - Schedule of Changes in Expected Credit Losses for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Opening balance on January 1	$ (952)	$ (909)	$ (808)
Addition, net	(1,171)	(1,082)	(1,472)
Addition from acquisition of subsidiaries	(16)	(31)	0
Write-off	1,131	912	1,352
Exchange differences	(106)	158	19
Closing balance on December 31	$ (1,114)	$ (952)	$ (909)